10. Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred taxes - Assets
Losses carried forward - income tax and social contribution	R$ 800,711	R$ 896,100
Temporary differences:
Provision for legal and administrative proceedings	295,853	293,349
Losses from doubtful accounts	271,611	244,428
Adjustments to present value - 3G license	7,182	9,124
Deferred tax on IFRS adjustments:
Deferred income tax on accounting adjustments	56,208	58,268
Lease of LT Amazonas infrastructure	27,434	24,978
Profit sharing	23,704	22,181
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill - TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(13,139)	(22,551)
Capitalized interest on 4G authorization	(291,783)	(301,525)
Deemed costs - TIM S.A.	(67,748)	(82,042)
Exclusion of ICMS from PIS and COFINS calculation bases	(1,023,928)
IFRS16 Lease	209,234
Other	87,214	74,821
Total deferred taxes - Assets	24,931	859,509
Unrecognized deferred income tax and social contribution Taxes with suspended enforceability	(72,665)	(57,538)
Subtotal	(47,734)	801,971
Deferred tax assets portion		801,971
Deferred tax liabilities portion	R$ (47,734)